Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000016960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M Capital Appreciation Fund
C000016958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M International Equity Fund
C000016961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M Large Cap Growth Fund
C000016959
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M Large Cap Value Fund
Without Sales Load [Member] | C000016960
Average Annual Return [Line Items]
Average Annual Return, Percent	18.06%	9.10%	11.24%
Without Sales Load [Member] | C000016958
Average Annual Return [Line Items]
Average Annual Return, Percent	32.44%	8.77%	6.99%
Without Sales Load [Member] | C000016961
Average Annual Return [Line Items]
Average Annual Return, Percent	19.61%	12.43%	15.06%
Without Sales Load [Member] | C000016959
Average Annual Return [Line Items]
Average Annual Return, Percent	17.31%	13.92%	9.61%
M Financial Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%	14.82%
M Financial Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	31.96%	7.77%	8.37%
M Financial Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%	14.82%
M Financial Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.37%	13.59%	14.59%
M Financial Index: Russell 2500 Stock Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Stock Index
Average Annual Return, Percent	11.91%	7.26%	10.41%
M Financial Index: MSCI ACWI ex USA IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Index
Average Annual Return, Percent	32.39%	7.91%	8.41%
M Financial Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
M Financial Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%